Postretirement Plans - Schedule of Key Information for All Plans with ABO in Excess of Plan Assets (Details) - Pension - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 47,665	$ 48,134
Fair value of plan assets	41,666	42,491
Projected benefit obligation	$ 48,320	$ 48,770